ESB Financial Corporation - Condensed Financial Statements (Parent Company Only) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Interest-earning deposits	$ 9,400	$ 34,128
Fair value, Securities	1,110,776	1,130,116
Total assets	1,927,614	1,964,791
Liabilities and Stockholders' equity
Accrued expenses and other liabilities	19,156	17,193
Stockholders' equity	194,800	179,075	167,353	164,752
Total liabilities and stockholders' equity	1,927,614	1,964,791
Parent Company [Member]
Assets
Interest-earning deposits	1,091	6,658
Fair value, Securities	34,889	30,607
Equity in net assets of subsidiaries	227,695	216,883
Other assets	5,969	6,447
Total assets	269,644	260,595
Liabilities and Stockholders' equity
Subordinated debt, net	46,393	46,393
Accrued expenses and other liabilities	27,553	33,958
Stockholders' equity	195,698	180,244
Total liabilities and stockholders' equity	$ 269,644	$ 260,595